Capital Structure (Tables)	12 Months Ended
Dec. 31, 2022
Equity [Abstract]
Schedule of Warrants Outstanding to Purchase Shares Common Stock

As of December 31, 2022, the Company had the following warrants outstanding to purchase shares of the Company’s common stock:

	Number of Shares	Exercise Price per Share	Expiration Date
March Series A Warrants (non-participating holders)	15	$14.00	March 26, 2025
MAM Eagle Lender Warrant	376	$6,426.00	May 29, 2027
November Series A Warrants	7,234	$4.50	December 6, 2027
November Placement Warrants	433	$2,073.75	November 24, 2025
December Placement Warrants	441	$2,038.75	December 18, 2025
January Warrants	7,358	$4.50	December 6, 2027
January Placement Warrants	441	$2,800.00	January 21, 2026
February Placement Warrants	471	$2,800.00	February 8, 2026
May Warrants	4,008	$23.924	June 1, 2027
May Warrants, repriced	6,013	$4.50	December 6, 2027
May Placement Warrants	601	$1,487.50	May 31, 2026
December 2021 Warrants	3,918	$23.924	June 27, 2027
December 2021 Warrants, repriced	5,143	$4.50	December 6, 2027
December 2021 Placement Agent Warrants	724	$448.00	December 27, 2026
March 2022 Warrants	1,952	$130.00	March 1, 2027
March 2022 Warrants, repriced	37,492	$23.924	March 1, 2027
March 2022A Warrants, repriced	48,246	$4.50	December 6, 2027
March 2022 Underwriter Warrants	5,263	$142.50	February 24, 2027
May 2022 Warrants	26,748	$43.60	May 19, 2027
May 2022 Warrants, repriced	14,404	$4.50	December 6, 2027
May 2022 Placement Agent Warrants	2,469	$60.752	May 17, 2027
August 2022 Series A-1 Warrants	152,612	$21.00	September 1, 2027
August 2022 Series A-1 Warrants, repriced	142,858	$4.50	December 6, 2027
August 2022 Series A-2 Warrants	152,612	$21.00	October 2, 2023
August 2022 Series A-2 Warrants, repriced	142,858	$4.50	December 6, 2027
August 2022 Placement Agent Warrants	17,728	$26.25	August 29, 2027
December 2022 Series A-3 Warrants	1,042,787	$4.50	December 6, 2027
December 2022 Series A-4 Warrants	961,787	$4.50	January 8, 2024
December 2022 Placement Agent Warrants	62,567	$5.99375	December 2, 2027

Summary of Fair Value Assumptions Black Scholes Option Pricing Model

The following table summarizes the fair value and the assumptions used for the Black-Scholes option-pricing model for the liability classified warrants:

December 31, 2022
Series A Warrants
Fair value	$—
Expected dividend yield	—%
Expected volatility	76.92%
Risk-free interest rates	4.41%
Remaining contractual term	2.24 years